Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

Note 7— Income Taxes

The Company’s effective income tax rate generally exceeds the U.S. Federal statutory tax rate of 35%. The effective tax rate is calculated as the amount of income tax expense divided by income before income tax expense. For the three-month periods ended March 31, 2014 and 2013, the Company’s effective tax rates were as follows:

	2014	2013
Three months ended March 31	38.7%	41.1%

The effective tax rate for the 2014 and 2013 periods ended March 31 exceeded the U.S. Federal tax rate of 35% primarily due to U.S. state tax expense.

The Company was included in Murphy Oil’s tax returns for the periods prior to the separation in multiple jurisdictions that remain subject to audit by taxing authorities. These audits often take years to complete and settle. As of March 31, 2014, the earliest year remaining open for audit and/or settlement in the United States is 2010.  Although the Company believes that recorded liabilities for unsettled issues are adequate, additional gains or losses could occur in future periods from resolution of outstanding unsettled matters.

Under U.S. GAAP the financial statement recognition of the benefit for a tax position is dependent upon the benefit being more likely than not to be sustainable upon audit by the applicable taxing authority. If this threshold is met, the tax benefit is then measured and recognized at the largest amount that is greater than 50 percent likely of being realized upon ultimate settlement. The Company has not recorded any effect for unrecognized income tax benefits for the periods reported.

Note 10 — Income Taxes

The components of income from continuing operations before income taxes for each of the three years ended December 31, 2013 and income tax expense (benefit) attributable thereto were as follows:

	Years Ended December 31,
(Thousands of dollars)	2013	2012	2011

Income (loss) from continuing operations before income taxes	$257,677	150,119	310,813

Income tax expense (benefit)
Federal - Current	$89,700	64,059	75,946
Federal - Deferred	(4,761)	(17,098)	17,716
State - Current and deferred	16,412	16,744	29,298
Total	$101,351	63,705	122,960

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense.

	Years Ended December 31,
(Thousands of dollars)	2013	2012	2011

Income tax expense based on the U.S. statutory tax rate	$90,187	52,542	108,785
State income taxes, net of federal benefit	10,668	10,884	19,044
Other, net	496	279	(4,869)
Total	$101,351	63,705	122,960

An analysis of the Company’s deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 showing the tax effects of significant temporary differences follows:

	Years Ended December 31,
(Thousands of dollars)	2013	2012

Deferred tax assets
Property costs	$6,456	5,729
Asset retirement obligations	5,844	6,187
Other deferred tax assets	9,479	5,507
Total gross deferred tax assets	21,779	17,423
Less valuation allowance	-	-
Net deferred tax assets	21,779	17,423

Deferred tax liabilities
Accumulated depreciation and amortization	(115,737)	(127,182)
Deferred turnaround costs	(84)	(137)
State deferred taxes	(16,423)	(13,789)
Other deferred tax liabilities	(11,610)	(18,911)
Total gross deferred tax liabilities	(143,854)	(160,019)
Net deferred tax liabilities	$(122,075)	(142,596)

In management’s judgment, the net deferred tax assets in the preceding table will more likely than not be realized as reductions of future taxable income or by utilizing available tax planning strategies.

Murphy Oil’s tax returns in multiple jurisdictions that include the Company are subject to audit by taxing authorities. These audits often take years to complete and settle. As of December 31, 2013, the earliest year remaining open for audit and/or settlement in the United States is 2010.  Although the Company believes that recorded liabilities for unsettled issues are adequate, additional gains or losses could occur in future periods from resolution of outstanding unsettled matters.

Under U.S. GAAP the financial statement recognition of the benefit for a tax position is dependent upon the benefit being more likely than not to be sustainable upon audit by the applicable taxing authority. If this threshold is met, the tax benefit is then measured and recognized at the largest amount that is greater than 50 percent likely of being realized upon ultimate settlement. The Company has not recorded any effect for unrecognized income tax benefits for the periods reported.